INCOME TAX CREDIT (Schedule of Overseas Tax Jurisdictions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effective tax rate
(Loss)/profit before taxation – continuing operations	$ (41,194)	$ 751	$ (6,633)
As a percentage of (loss)/profit before tax
Current tax %	(0.67%)	(28.63%)	(6.83%)
Total (current and deferred) %	(0.47%)	(23.70%)	(9.35%)